Long-term debt - Contract Amounts (Details) $ / shares in Units, R in Millions, $ in Millions				1 Months Ended				2 Months Ended		12 Months Ended
	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)		Mar. 31, 2024 ZAR (R)	Mar. 31, 2024 USD ($)	Oct. 31, 2023 ZAR (R)	Oct. 31, 2022 ZAR (R)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Nov. 30, 2022 $ / shares	Nov. 08, 2022 USD ($)
Long-term debt
Available facilities	R 33,033							R 33,033		R 33,033
Available cash excluding restricted cash	42,846							42,846		42,846
Total funds available for use	75,879							75,879		75,879
Utilised facilities	118,784	R 125,505						118,784		118,784
Interest accrued on borrowings	1,551	1,673						1,551		1,551
Unamortised loan costs	(528)	(703)						(528)		(528)
Cumulative fair value gains and foreign exchange movements on convertible bond embedded derivative financial liability	(2,030)	(867)						(2,030)		(2,030)
Total debt (including bank overdraft)	117,777	125,608						117,777		117,777
Long-term debt	115,913	82,319	[1]					115,913		115,913
Short-term debt	1,684	41,828						1,684		1,684
Short-term debt	566	79						566		566
Short-term portion	1,118	41,749						1,118		1,118
Bank overdraft	121	159						121		121
Convertible bond derivative financial liability	59	1,302						59		59
Short-term debt	R 3,948	43,743	[1]					3,948		3,948
Revision
Long-term debt
Long-term debt		(11,985)
Short-term debt		R 11,985
Sasol Financing USA LLC
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%
Commercial paper
Long-term debt
Contract amount						R 15,000
US Dollar Bond, March 2024
Long-term debt
Short-term portion		R 28,000										$ 1,500
Amount settled										1,500
US Dollar Convertible Bond, November 2027
Long-term debt
Contract amount | $														$ 750
Group treasury facilities | Commercial paper
Long-term debt
Contract amount	R 15,000							15,000		15,000
Available facilities	10,566							10,566		10,566
Utilised facilities	R 4,434	2,066						R 4,434		R 4,434
Amount of tranche issued						R 2,368	R 2,066
Group treasury facilities | Commercial paper | Variable | 3 month Jibar | Minimum
Long-term debt
Adjustment to interest rate basis	1.42%							1.42%		1.42%	1.42%
Group treasury facilities | Commercial paper | Variable | 3 month Jibar | Maximum
Long-term debt
Adjustment to interest rate basis	1.59%							1.59%		1.59%	1.59%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount	R 8,150							R 8,150		R 8,150
Available facilities	8,150							8,150		8,150
Group treasury facilities | Revolving credit facility
Long-term debt
Contract amount	36,148							36,148		36,148	$ 1,987
Available facilities	14,317							14,317		14,317
Utilised facilities	R 21,831							21,831		R 21,831
Amount drawn				R 27,000	$ 1,500
Amount settled								R 5,500	$ 300
Group treasury facilities | Revolving credit facility | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	1.45%							1.45%		1.45%	1.45%
Debt arrangements | Term loan
Long-term debt
Contract amount	R 17,874							R 17,874		R 17,874	$ 982
Utilised facilities	R 17,874	18,499						R 17,874		R 17,874
Debt arrangements | Term loan | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	1.65%							1.65%		1.65%	1.65%
Debt arrangements | US Dollar Bond | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	R 59,100							R 59,100		R 59,100	$ 3,250
Debt arrangements | US Dollar Bond | Fixed interest rates | Minimum | Sasol Financing USA LLC
Long-term debt
Interest rate	4.38%							4.38%		4.38%	4.38%
Debt arrangements | US Dollar Bond | Fixed interest rates | Maximum | Sasol Financing USA LLC
Long-term debt
Interest rate	8.75%							8.75%		8.75%	8.75%
Debt arrangements | US Dollar Bond, March 2024
Long-term debt
Utilised facilities		R 28,245
Debt arrangements | US Dollar Bond, March 2024 | Fixed interest rates
Long-term debt
Interest rate		5.88%										5.88%
Debt arrangements | US Dollar Bond September 2026
Long-term debt
Contract amount	R 11,825							R 11,825		R 11,825	$ 650
Utilised facilities	R 11,825	R 12,240						R 11,825		R 11,825
Debt arrangements | US Dollar Bond September 2026 | Fixed interest rates
Long-term debt
Interest rate	4.38%							4.38%		4.38%	4.38%
Debt arrangements | US Dollar Convertible Bond, November 2027
Long-term debt
Contract amount	R 13,644							R 13,644		R 13,644	$ 750
Utilised facilities	R 13,644	14,123						R 13,644		R 13,644
Conversion price | $ / shares											$ 18.79	$ 19.86	$ 20.39
Effective interest rate for bond component	8.50%							8.50%		8.50%	8.50%
Debt arrangements | US Dollar Convertible Bond, November 2027 | Fixed interest rates
Long-term debt
Interest rate	4.50%							4.50%		4.50%	4.50%
Debt arrangements | US Dollar Bond September 2028
Long-term debt
Contract amount	R 13,644							R 13,644		R 13,644	$ 750
Utilised facilities	R 13,644	14,123						R 13,644		R 13,644
Debt arrangements | US Dollar Bond September 2028 | Fixed interest rates
Long-term debt
Interest rate	6.50%							6.50%		6.50%	6.50%
Debt arrangements | US Dollar Bond, May 2029
Long-term debt
Contract amount	R 18,193							R 18,193		R 18,193	$ 1,000
Utilised facilities	R 18,193	18,830						R 18,193		R 18,193
Debt arrangements | US Dollar Bond, May 2029 | Fixed interest rates
Long-term debt
Interest rate	8.75%							8.75%		8.75%	8.75%
Debt arrangements | US Dollar Bond March 2031
Long-term debt
Contract amount	R 15,464							R 15,464		R 15,464	$ 850
Utilised facilities	R 15,464	16,006						R 15,464		R 15,464
Debt arrangements | US Dollar Bond March 2031 | Fixed interest rates
Long-term debt
Interest rate	5.50%							5.50%		5.50%	5.50%
Specific project asset finance | Energy - Clean Fuels II project financing
Long-term debt
Contract amount	R 966							R 966		R 966
Utilised facilities	966	901						966		966
Other debt arrangements
Long-term debt
Utilised facilities	R 909	R 472						R 909		R 909

[1]	The Group has revised long-term debt and short-term debt by R11 985 million as well as long-term financial liabilities and short-term financial liabilities by R1 302 million for 2023, refer note 1.1.